Financial Risk Management - Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings	₩ 12,141,044	₩ 13,412,275
Borrowings, bonds and others [member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	3.32%	3.70%
Borrowings, bonds and others [member] | Top of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	3.90%	3.96%
Not measured at fair value but for which the fair value is disclosed [member] | Borrowing [memeber]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Bonds [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings	₩ 12,170,751	₩ 13,482,726
Bonds	₩ 523,500	₩ 1,142,725